Structured entities (Tables)	12 Months Ended
Dec. 31, 2025
Structured entities
Schedule of interest in unconsolidated structured entities

	2025			2024
	Asset-backed	Investment		Asset-backed	Investment
	securitisation	funds and		securitisation	funds and
	vehicles	other	Total	vehicles	other	Total
	£m	£m	£m	£m	£m	£m
Assets
Trading assets	122	28	150	252	216	468
Derivatives	96	—	96	94	—	94
Loans to customers	7,471	1,736	9,207	5,399	1,601	7,000
Other financial assets	17,504	723	18,227	15,744	923	16,667
Total	25,193	2,487	27,680	21,489	2,740	24,229

Liabilities
Derivatives	82	2	84	153	8	161
Total	82	2	84	153	8	161

Off balance sheet
Liquidity facilities/loan commitments	2,374	416	2,790	2,134	457	2,591
Guarantees	—	546	546	—	104	104
Total	2,374	962	3,336	2,134	561	2,695

Maximum exposure	27,485	3,447	30,932	23,470	3,293	26,763